Class A Ordinary Share Subject To Possible Redemption	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Class A Ordinary Share Subject To Possible Redemption
NOTE 7. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 400,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, and 2020, there were 57,500,000 shares of Class A ordinary shares outstanding, which were all subject to possible redemption and classified outside of permanent equity in the consolidated
balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$575,000,000
Less:
Fair value of Public Warrants at issuance	28,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption	30,740,575
Plus:
Accretion of carrying value to redemption value	(59,490,575)

Class A ordinary shares subject to possible redemption	$575,000,000